Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement
Net earnings	$ 4,262.9	$ 5,094.9
Items that may be subsequently reclassified to net earnings
Net unrealized foreign currency translation losses on foreign subsidiaries	(652.5)	(39.6)
Share of other comprehensive income (loss) of associates, excluding net losses on defined benefit plans	(135.3)	30.5
Other	(6.3)	0.3
Items that may be subsequently reclassified to net earnings (loss) before reclassification adjustments	(568.7)	(93.2)
Net unrealized foreign currency translation losses on foreign subsidiaries reclassified to net earnings		1.9
Net unrealized foreign currency translation losses on associates reclassified to net earnings	6.5	18.2
Items that may be subsequently reclassified to net earnings (loss)	(562.2)	(73.1)
Items that will not be subsequently reclassified to net earnings
Net gains (losses) on defined benefit plans	44.3	(32.9)
Share of net losses on defined benefit plans of associates	(1.6)	(5.1)
Other	21.1	28.2
Items that will not be subsequently reclassified to net earnings (loss)	63.8	(9.8)
Other comprehensive income (loss), net of income taxes	(498.4)	(82.9)
Comprehensive income	3,764.5	5,012.0
Attributable to:
Shareholders of Fairfax	3,455.3	4,353.4
Non-controlling interests	309.2	658.6
Comprehensive income	3,764.5	5,012.0
Canada
Statement
Net earnings	590.0	880.7
Items that may be subsequently reclassified to net earnings
Gains (losses) on hedge of net investment	173.9	(56.6)
Europe
Items that may be subsequently reclassified to net earnings
Gains (losses) on hedge of net investment	$ 51.5	$ (27.8)